TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
TRADE AND OTHER RECEIVABLES
Schedule of trade and other receivables

	At December 31,
	2016	2017
	Thousand USD	Thousand USD
Trade receivables	9,016	10,206
Value-added tax recoverable	2,336	2,044
Prepaid assets and prepayments	4,913	6,755
Deposits (Note a)	10,855	7,186
Others (Note c)	4,306	9,794
Less: allowance for doubtful debts (Note b)	(1,329)	(1,403)

	30,097	34,582

Note:

(a)

The balance as of December 31, 2016 includes (1) USD3.7 million guarantee paid under the power purchase agreements related to the solar parks in Uruguay and will be collected once the solar projects are connected to grid in 2017 (Note 25) and (2) USD7.0 million deposit under the arrangement of Hudson Note and will be collected upon completion of construction of underlying solar projects in USA and Uruguay (Note 30).

The balance as of December 31, 2017 includes (1) USD 2.5 million deposit under the arrangement of Hudson Note, (2) USD 1.4 million for the EPC deposit in Canada and (3) USD 1.8 million for the litigation deposit in Japan and this deposit was received by January 2018.

(b)

The balance as of December 31, 2016 and 2017 mainly includes an amount receivable due from a third party to the Group of approximately USD1.1 million (equivalent to EUR1.0 million), which was incurred in 2012, claim against two third party contractors who failed to construct a solar park for one subsidiary of the Group, who delivered solar modules and made prepayment already. A settlement agreement was made in September 2012, however the two contractors failed to repay after made the first repayment of total three installments. The Group is negotiating for another settlement agreement, and based on the recent communications among the Group and two contractors, management concluded to make full provision for doubtful receivables in the amount of USD1.1 million in 2015.

(c)

The balance as of December 31, 2017 mainly includes (1) USD 2.6 million receivable from the sold subsidiary,   (2) USD 1.3 million receivable from the EPC construction service, and (3) USD 2 million deposit for issuing the  guarantee of  EPC constructor in Uruguay.

Schedule of movements in the allowance for doubtful debts of trade and other receivables

	At December 31,
	2016	2017
	Thousand USD	Thousand USD
Balance at beginning of year	1,366	1,329
Provisions recognized on receivables	—	—
Write off	—	—
Exchange difference	(37)	74

Balance at end of the year	1,329	1,403